2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Notes to Financial Statements
Stock Price	$ 0.0345
Exercise Price	$ 0.0332
Expected Life	1 year
Volatility	105.00%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.30%
Fair Value | $	$ 361,152